Related-Party Transactions	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Related-Party Transactions
46	RELATED-PARTY TRANSACTIONS
Transactions with Related Parties
The Group considers that its related parties include subsidiaries, associates, joint ventures, key management personnel and close family members of key management personnel. Any transactions between the Group and its subsidiaries meet the definition of related-party transactions. However, because these transactions are eliminated on consolidation, they are not disclosed as related-party transactions. Transactions between the Group and its related parties are conducted on substantially the same terms as third-party transactions.
The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:
Transactions with associates, joint ventures and other entities

	At March 31,
	2020 (1)	2019 (1)
	(In millions)
Assets:
Loans and advances	¥1,693,161	¥1,661,149
Others	115,885	89,534

Liabilities:
Deposits	¥208,978	¥178,076
Others	116,015	78,540

	For the fiscal year ended March 31,
	2020 (1)	2019 (1)	2018
	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥68,752	¥38,713	¥15,665
Expense (interest expense and others)	26,049	25,799	15,601

(1)
On November 28, 2018, Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), which had been the Company’s subsidiary, became the Company’s joint venture. As a result, the transactions with SMFL and its subsidiaries were included in the line items.

Financial guarantees issued by the Group for its associates at March 31, 2020 and 2019 were ¥330,366 million and ¥338,679 million, respectively.
Loan commitments to associates and joint ventures at March 31, 2020 and 2019 were ¥848,536 million and ¥1,360,802 million, respectively.
Transactions with key management personnel and their close family members
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly. The Group considers the members of the board of directors and corporate executive officers of SMFG to constitute key management personnel for the purpose of this disclosure required under IAS 24 “Related Party Disclosures.”

	At March 31,
	2020	2019
	(In millions)
Liabilities:
Deposits	¥2,078	¥1,631
Others	84	94
Compensation of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Short-term employee benefits	¥1,206	¥1,102	¥1,135
Share-based compensation	316	304	295
The details of the share-based compensation plan are described in Note 39 “Share-Based Payment.”
There were no post-employment benefits, other long-term benefits and termination benefits for the fiscal years ended March 31, 2020, 2019 and 2018.